Putnam
Master
Intermediate
Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-00

[SCALE LOGO OMITTED]

From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT]  Karsh, Ottawa

Dear Shareholder:

The broad fixed-income market made little headway in the six months ended March 31, 2000. While there existed bouts of strength in the spread sectors -- those securities offering a yield advantage over U.S. Treasury securities, such as high-yield, mortgage-backed, and investment-grade corporate issues -- during late 1999, the upturns were short lived. The general malaise persisted and most bond sectors, with the exception of emerging-markets debt, posted anemic returns. Putnam Master Intermediate Income Trust was not immune to the problems of the day, but your fund's experienced management team and Putnam's extensive credit research abilities enabled your fund to post a slight gain at net asset value.

Total return for 6 months ended 3/31/00

            NAV                      Market price
-----------------------------------------------------------------
           2.48%                        -5.09%
-----------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 7.

* INVESTOR FEAR AND DISINTEREST HOBBLED PERFORMANCE POTENTIAL

The considerable amount of volatility that occurred within the fixed-income market was due to technical factors rather than fundamental concerns involving issuers. The primary adverse drivers of performance were the threat of inflation and rising interest rates. Over the six-month period, the Federal Reserve Board raised short-term interest rates three times in the hopes of moderating growth in the U.S. economy. This was accompanied by monetary tightening by other central banks around the world as global growth also picked up steam. As the U.S. economy sustained its momentum, the rate hikes did not pacify investors' inflation fears. Many believed that the Fed may not have been aggressive enough and that additional rate increases could not be ruled out.

The dynamic price appreciation being realized in technology stocks in comparison to the presently lackluster returns of the fixed-income market was reason enough for many investors to turn their backs on bonds. As a result, liquidity, or lack thereof, increasingly became an issue in the marketplace.

* HIGH-YIELD SECTOR LADEN WITH "NEW ECONOMY" POTENTIAL

Throughout the period, high-yield bonds remained your fund's anchor weighting, representing nearly 50% of net assets. Deregulation and ongoing consolidation have created a favorable backdrop for many high-yield issuers not only in the United States but also overseas, where privatization and corporate restructurings are accelerating. As technological innovation spearheads the new era in global economic growth, the telecommunications and broadcasting/media industries are fertile with opportunities for both growth and income investors.

[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR

HIGH-YIELD BONDS

Midland Funding II Corp.
deb. Series A, 11 3/4s, 2005

Nextel Communications, Inc.
sr. notes 9 3/8s, 2009

Charter Communications Holdings LLC
sr. notes 8 5/8s, 2009

FOREIGN BONDS

Brazil (Federal Republic of)
bonds 11 5/8s, 2004

Canada (Government of)
bonds Sr. WH31, 6s, 2008

United Mexican States
bonds Series XW, 10 3/8s, 2009

U.S. INVESTMENT-GRADE SECURITIES

U.S. Treasury Notes,
5 7/8s, November 15, 2004

U.S. Treasury Strip,
zero % August 15, 2009

U.S. Treasury Bonds,
11 5/8s, November 15, 2004

Footnote reads:
These holdings represent 19.1% of the fund's net assets as of 3/31/00. Portfolio holdings will vary over time.

Because these relatively new industries lend themselves well to leverage, telecommunications and broadcasting/media companies together now make up 25%-30% of the high-yield bond market. Many companies are now at the stage at which they are generating positive cash flow and reporting increased revenue. Overall credit quality has also improved as an ever-increasing number of companies receive strategic investments from established firms or are able to generate capital by issuing stock. Therefore, it is not surprising that foreign and domestic telecommunications and cable companies dominate your fund's high-yield bond exposure. Holdings that have performed well include Covad Communication Group, Inc., Rhythms NetConnections, Inc., United Pan-Europe, NorthPoint Communications Group, Inc., Carrier I International, Netia Holdings, Focal Communications Corp., Nextel Communications, Inc., VoiceStream Wireless Corp., and Metromedia Fiber Network Inc., to name a few. While these holdings, as well as others discussed in this report, were viewed favorably at the end of the period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

[GRAPHIC OMITTED: TOP FIVE COUNTRY ALLOCATIONS: (INTERNATIONAL SECTOR)]

TOP FIVE COUNTRY ALLOCATIONS (INTERNATIONAL SECTOR)*

Canada                5.0%

Brazil                3.7%

Mexico                3.0%

Netherlands           2.9%

United Kingdom        1.9%

Footnote reads:
* Based on net assets as of 3/31/00. Holdings will vary over time.

Your fund's managers also took advantage of high-yield bond opportunities outside technology. Economic recovery in Asia and Latin America as well as continued growth in the United States and Europe have boosted the performance of commodity-based, cyclically oriented securities, such as those in the chemical, paper, metal, and oil services industries. Over the period, the managers favored such issues as Lyondell Petrochemical Co., Sterling Chemicals, Inc., and Doman Industries Ltd.

* EMERGING-MARKET EXPOSURE INCREASED

Emerging-markets bonds have been the single best-performing fixed-income asset class in the past six months -- and over the past year -- as accelerating global economic growth provided them with a gratifyingly positive backdrop. Markets such as Mexico, Bulgaria, and Brazil have become especially attractive due to their improved fiscal horizons, strengthened sovereign creditworthiness, and attractive valuations. Your fund's managers maintained the portfolio's exposure to emerging-markets securities, enabling your fund to participate in this sector's run-up through period's end.

The sovereign bonds of the United Kingdom, Germany, Canada, Sweden, and Australia were also well represented in the portfolio. At the period's outset, your fund's managers had in place some defensive currency hedges to protect the dollar value of several holdings against the depreciating euro. However, as the period progressed, management decreased the hedges to give the portfolio greater exposure to the home currencies. They believed that the euro was undervalued relative to the U.S. dollar and to the yen from a long-term perspective and should return to fair value in the months ahead.

* NEAR TERM MAY BE CHOPPY; LONGER TERM LOOKS BRIGHTER

Because of the excessive volatility within the U.S. Treasury market, the fund's Treasury holdings were employed mainly as a duration management tool. The managers maintained a relatively neutral short duration stance throughout the period, as there existed uncertainty surrounding the direction of interest rates. With the most recent decline in technology stocks combined with current reports suggesting a continued upward trend in economic growth, the direction of interest rates is once again unclear. Management believes prudence dictates a steady course of neutral positioning.

Although the current fundamental underpinnings of many fixed-income sectors remain sound, your fund's managers will proceed with particular caution in the months ahead. Although nothing is certain, the Fed seems to be inclined to raise short-term rates yet again this year and this could cause some more turbulence in the broad market. However, the managers believe that Putnam's extensive resources combined with your fund's ability to generate incremental excess returns from multiple sources should serve shareholders well once the volatility subsides.

* UPCOMING TRANSITION

This is my last letter to you and other Putnam Master Intermediate Income Trust shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 17, 2000


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/00, there is no guarantee the fund will continue to hold these securities in the future.

Please see page 44 for information about recent changes in the fund's investment policy.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Master Intermediate Income Trust is designed for investors seeking high current income and relative stability of net asset value through U.S. government, high-yield, and international fixed-income securities with limited maturities.

TOTAL RETURN FOR PERIODS ENDED 3/31/00

                                                Market
                                  NAV           price
----------------------------------------------------------------------------
6 months                         2.48%          -5.09%
----------------------------------------------------------------------------
1 year                           2.05           -12.51
----------------------------------------------------------------------------
5 years                         40.86            25.50
Annual average                   7.09             4.65
----------------------------------------------------------------------------
10 years                       140.48           115.16
Annual average                   9.17             7.96
----------------------------------------------------------------------------
Life of fund (since 4/29/88)   152.00            84.59
Annual average                   8.06             5.28
----------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/00

                   Lehman Bros.  Salomon Bros.
                       Govt.        Non-U.S.     First Boston
                  Intermediate     World Govt.     High Yield     Consumer
                   Bond Index     Bond Index       Bond Index    price index
----------------------------------------------------------------------------
6 months               1.59%        -2.72%           0.77%          2.03%
----------------------------------------------------------------------------
1 year                 2.41         -1.40            0.30           3.69
----------------------------------------------------------------------------
5 years               36.43         15.04           45.56          13.15
Annual average         6.41          2.84            7.79           2.50
----------------------------------------------------------------------------
10 years             102.16        140.50          189.22          33.02
Annual average         7.29          9.17           11.20           2.89
----------------------------------------------------------------------------
Life of fund
(since 4/29/88)      135.10        121.19          202.04          46.20
Annual average         7.44          6.89            9.72           3.24
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/00

----------------------------------------------------------------------------
Distributions
----------------------------------------------------------------------------
Number                                       6
----------------------------------------------------------------------------
Income                                    $0.324
----------------------------------------------------------------------------
Capital gains                                --
----------------------------------------------------------------------------
  Total                                   $0.324
----------------------------------------------------------------------------
Share value                            NAV      Market price
----------------------------------------------------------------------------
9/30/99                              $7.57        $6.438
----------------------------------------------------------------------------
3/31/00                               7.38         5.813
----------------------------------------------------------------------------
Current return
----------------------------------------------------------------------------
Current dividend rate 1               8.62%        10.94%
----------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.



Comparative benchmarks

Lehman Bros. Government Intermediate Bond Index* is an unmanaged list of U.S. government and mortgage-backed securities composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between 1 and 9.99 years.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

First Boston High Yield Bond Index* is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
March 31, 2000 (Unaudited)


CORPORATE BONDS AND NOTES (46.4%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
Advertising (0.5%)
----------------------------------------------------------------------------------------------------------------------------
$              610,000  Ackerly Group, Inc. sr. sub. notes Ser. B, 9s, 2009                                 $        573,400
             1,325,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                          1,348,188
             1,450,000  Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                              1,428,250
               360,000  Lamar Media Corp. company guaranty 8 5/8s, 2007                                              343,800
                                                                                                            ----------------
                                                                                                                   3,693,638

Aerospace and Defense (0.9%)
----------------------------------------------------------------------------------------------------------------------------
             1,220,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                927,200
               370,000  Argo-Tech Corp. company guaranty Ser. D,
                          8 5/8s, 2007                                                                               316,350
               760,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                             304,000
               665,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                               571,900
               740,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                           588,300
               450,000  Burke Industries, Inc. company guaranty 10s, 2007                                            207,000
               400,000  Decrane Aircraft Holdings company guaranty
                          Ser. B, 12s, 2008                                                                          352,000
               150,000  L-3 Communications Corp. sr. sub. notes Ser. B,
                          10 3/8s, 2007                                                                              148,875
             1,050,000  L-3 Communications Corp. sr. notes 9 1/8s, 2008                                              903,000
             1,130,000  L-3 Communications Corp. sr. sub. notes
                          8 1/2s, 2008                                                                             1,008,525
               330,000  L-3 Communications Corp. company guaranty
                          Ser. B, 8s, 2008                                                                           284,625
             1,150,000  Sequa Corp. med. term notes Ser. A, 10.15s, 2001                                           1,166,480
                                                                                                            ----------------
                                                                                                                   6,778,255

Agriculture (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             1,979,455  Premium Standard Farms, Inc. sr. sec. notes
                          11s, 2003 (PIK)                                                                          1,801,304

Airlines (0.4%)
----------------------------------------------------------------------------------------------------------------------------
               490,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                                423,238
               800,000  Canadian Airlines Corp. secd. notes 10s, 2005
                          (In default) (Canada)                                                                      672,000
             2,000,000  US Air, Inc. pass thru certificates Ser. 93-A2,
                          9 5/8s, 2003                                                                             1,928,180
                                                                                                            ----------------
                                                                                                                   3,023,418

Apparel (0.3%)
----------------------------------------------------------------------------------------------------------------------------
               905,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                911,788
               405,000  William Carter Holdings Co. sr. sub. notes
                          Ser. A, 12s, 2008                                                                          370,575
             1,000,000  William Carter Holdings Co. sr. sub. notes Ser. A,
                          10 3/8s, 2006                                                                              840,000
                                                                                                            ----------------
                                                                                                                   2,122,363

Automotive Parts (1.3%)
----------------------------------------------------------------------------------------------------------------------------
               959,000  Aftermarket Technology Corp. sr. sub. notes
                          12s, 2004                                                                                  954,205
               165,000  Aftermarket Technology Corp. sr. sub. notes
                          Ser. D, 12s, 2004                                                                          164,175
               850,000  Dura Operating Corp. company guaranty
                          Ser. B, 9s, 2009                                                                           756,500
               370,000  Federal Mogul Corp. notes 7 3/8s, 2006                                                       302,375
             1,260,000  Federal Mogul Corp. notes 7 3/4s, 2006                                                     1,037,534
             1,000,000  Federal Mogul Corp. notes 7 1/2s, 2009                                                       769,660
               390,000  Hayes Lemmerz International, Inc. company guaranty
                          Ser. B, 8 1/4s, 2008                                                                       323,700
               135,000  Hayes Wheels International, Inc. company guaranty
                          Ser. B, 9 1/8s, 2007                                                                       129,938
               690,000  Hayes Wheels International, Inc. 144A sr. sub. notes
                          9 1/8s, 2007                                                                               617,550
               900,000  Lear Corp. sub. notes 9 1/2s, 2006                                                           893,250
               410,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                       393,600
               120,000  Oxford Automotive, Inc. company guaranty
                          Ser. D, 10 1/8s, 2007                                                                      113,100
             2,750,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                    2,530,000
               200,000  Safety Components International, Inc. sr. sub. notes
                          Ser. B, 10 1/8s, 2007 (In default) (NON)                                                    44,000
               390,000  Transportation Manufacturing Operations, Inc.
                          144A company guaranty 11 1/4s, 2009                                                        370,500
                                                                                                            ----------------
                                                                                                                   9,400,087

Banks (0.8%)
----------------------------------------------------------------------------------------------------------------------------
               310,000  Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2008                                        275,900
               720,000  Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                        684,000
             1,020,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                 622,200
             1,060,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                       962,300
             1,140,000  Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                          1,140,000
               620,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                   582,800
               500,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                    458,750
             1,100,000  Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                            1,083,500
                                                                                                            ----------------
                                                                                                                   5,809,450

Basic Industrial Products (0.1%)
----------------------------------------------------------------------------------------------------------------------------
               580,000  Azurix Corp. 144A notes 10 3/8s, 2007                                                        580,000
               140,000  Koppers Industries, Inc. 144A company guaranty
                          9 7/8s, 2007                                                                               128,100
               350,000  Paragon Corp. Holdings, Inc. company guaranty
                          Ser. B, 9 5/8s, 2008                                                                       115,500
               320,000  Roller Bearing Co. company guaranty Ser. B,
                          9 5/8s, 2007                                                                               292,800
                                                                                                            ----------------
                                                                                                                   1,116,400

Broadcasting (2.9%)
----------------------------------------------------------------------------------------------------------------------------
               296,000  21st Century Telecom Group, Inc. sub. deb.
                          13 3/4s, 2010 (PIK)                                                                        266,400
               920,000  21st Century Telecom Group, Inc. sr. disc. notes
                          stepped-coupon zero % (12 1/4s, 2/15/03),
                          2008 (STP)                                                                                 644,000
             1,680,000  Acme Television sr. disc. notes stepped-coupon zero %
                          (10 7/8s, 9/30/00), 2004 (STP)                                                           1,537,200
               550,000  Allbritton Communications Co. sr. sub. deb. Ser. B,
                          9 3/4s, 2007                                                                               517,000
             3,090,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                          8 7/8s, 2008                                                                             2,781,000
               245,900  AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                                277,867
                10,263  Australis Media, Ltd. sr. disc. notes stepped-coupon zero % (15 3/4s, 5/15/00), 2003 (In default)
                          (Australia) (STP) (PIK) (NON)                                                                    1
             1,420,000  Benedek Communications Corp. sr. disc. notes
                          stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                     1,278,000
               765,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                          zero % (12 3/4s, 2/1/02), 2009 (STP)                                                       673,200
             2,025,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                           2,025,000
               115,000  Central European Media Enterprises Ltd. sr. notes
                          9 3/8s, 2004 (Bermuda)                                                                      46,863
             2,990,000  Chancellor Media Corp. company guaranty 8s, 2008                                           2,945,150
               396,020  Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                      395,030
             1,550,000  Citadel Broadcasting, Inc. company guaranty
                          9 1/4s, 2008                                                                             1,445,375
               280,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                          zero % (10 1/4s, 11/1/02), 2007 (STP)                                                      170,800
               910,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                            791,700
               570,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                              570,000
               560,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                       481,600
               650,000  Lenfest Communications, Inc. sr. sub. notes
                          8 1/4s, 2008                                                                               663,556
               610,000  Paxson Communications Corp. 144A sr. sub. notes
                          11 5/8s, 2002                                                                              628,300
               997,000  PHI Holdings, Inc. sr. sub. notes zero %, 2001                                               865,595
               275,000  Radio One, Inc. company guaranty stepped-coupon
                          Ser. B, zero % (12s, 5/15/00), 2004 (STP)                                                  286,000
               510,000  SFX Entertainment, Inc. company guaranty
                          9 1/8s, 2008                                                                               504,900
               270,000  Spanish Broadcasting Systems sr. sub notes
                          9 5/8s, 2009                                                                               256,500
             1,530,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s,
                          2007 (Mexico)                                                                            1,453,500
                                                                                                            ----------------
                                                                                                                  21,504,537

Building and Construction (0.4%)
----------------------------------------------------------------------------------------------------------------------------
               130,000  American Architectural Products Corp. company
                          guaranty 11 3/4s, 2007                                                                      32,500
               230,000  Atrium Companies, Inc. company guaranty Ser. B,
                          10 1/2s, 2009                                                                              217,350
               720,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                  590,400
               485,000  GS Superhighway Holdings sr. notes 10 1/4s,
                          2007 (China)                                                                               341,900
             1,030,000  GS Superhighway Holdings sr. notes 9 7/8s,
                          2004 (China)                                                                               731,300
               290,000  Jackson Products, Inc. company guaranty Ser. B,
                          9 1/2s, 2005                                                                               265,350
               410,000  NCI Building Systems, Inc. sr. sub. notes Ser. B,
                          9 1/4s, 2009                                                                               390,525
               520,000  Toll Corp. company guaranty 8 1/8s, 2009                                                     456,300
                                                                                                            ----------------
                                                                                                                   3,025,625

Building Products (0.1%)
----------------------------------------------------------------------------------------------------------------------------
               195,000  American Standard, Inc. company guaranty
                          7 5/8s, 2010                                                                               173,550
               540,000  Building Materials Corp. company guaranty 8s, 2008                                           467,100
               670,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                     355,100
               130,000  Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                    107,575
                                                                                                            ----------------
                                                                                                                   1,103,325

Business Equipment and Services (0.3%)
----------------------------------------------------------------------------------------------------------------------------
             1,320,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                          1,174,800
               125,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                          11s, 2006                                                                                  110,000
               900,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                              924,750
               686,000  U.S. Office Products Co. company guaranty
                          9 3/4s, 2008                                                                               226,380
                                                                                                            ----------------
                                                                                                                   2,435,930

Cable Television (2.8%)
----------------------------------------------------------------------------------------------------------------------------
             1,123,000  Adelphia Communications Corp. sr. notes Ser. B,
                          9 7/8s, 2007                                                                             1,089,310
               548,000  Adelphia Communications Corp. sr. notes Ser. B,
                          8 3/8s, 2008                                                                               487,720
             3,810,000  Charter Communications Holdings LLC sr. notes
                          8 5/8s, 2009                                                                             3,352,800
               150,000  Charter Communications Holdings LLC bank term
                          loans FRN 8.518s, 2008                                                                     149,625
               720,000  Classic Cable, Inc. 144A sr. sub. notes 10 1/2s, 2010                                        711,000
             2,365,000  CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                  2,344,188
               550,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                    524,409
             2,700,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                          (United Kingdom) (STP)                                                                   2,133,000
             2,462,000  Diva Systems Corp. sr. disc. notes, stepped-coupon
                          Ser. B, zero % (12 5/8s, 3/1/03), 2008 (STP)                                             1,181,760
             1,000,000  Jones Intercable, Inc. sr. notes 8 7/8s, 2007                                              1,031,190
             1,650,000  Lin Holdings Corp. sr. disc. notes stepped-coupon
                          zero % (10s, 3/1/2003), 2008 (STP)                                                       1,018,875
               165,000  NTL, Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                       160,875
               310,000  NTL, Inc. sr. notes stepped-coupon Ser. B, zero %
                          (9 3/4s, 4/1/03), 2008 (United Kingdom) (STP)                                              196,850
               180,000  RCN Corp. sr. disc. notes stepped-coupon zero %
                          (11 1/8s, 10/15/02), 2007 (STP)                                                            115,200
               170,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s,
                          2005 (Canada)                                                                              176,800
               560,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s,
                          2005 (In default) (Argentina) (NON)                                                        252,000
               410,000  TeleWest Communications PLC 144A notes
                          10 7/8s, 2005 (Cayman Islands)                                                             412,091
             1,570,000  TeleWest Communications PLC 144A 9 7/8s, 2010                                              1,554,300
               520,000  TeleWest Communications PLC 144A sr. disc. notes
                          stepped-coupon zero % (9 1/4, 4/15/04), 2009
                          (United Kingdom) (STP)                                                                     293,800
             1,220,000  United Pan-Europe N.V. 144A sr. notes 10 7/8s,
                          2009 (Netherlands)                                                                       1,122,400
             1,443,000  United Pan-Europe N.V. 144A sr. notes zero %, 2010
                          (Netherlands)                                                                              707,070
             2,870,000  United Pan-Europe N.V. 144A sr. notes stepped-coupon
                          zero % (12 1/2s, 8/1/00), 2009 (Netherlands) (STP)                                       1,435,000
                                                                                                            ----------------
                                                                                                                  20,450,263

Cellular Communications (2.4%)
----------------------------------------------------------------------------------------------------------------------------
               360,000  Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                          (13 1/2s, 10/1/04), 2009 (STP)                                                             199,800
               933,333  American Cellular Corp. bank term loan FRN 9.609s, 2008                                      928,666
             1,066,666  American Cellular Corp. bank term loan FRN 9.26s, 2008                                     1,061,333
               850,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                          zero % (9.27s, 8/15/02), 2007 (Canada) (STP)                                               452,625
             1,650,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                          (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                                1,402,500
             2,418,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                          zero % (14s, 10/1/02), 2007 (STP)                                                          290,160
             2,325,000  McCaw International Ltd sr. disc. notes stepped-coupon
                          zero % (13s, 4/15/02), 2007 (STP)                                                        1,674,000
             3,090,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                          (Luxembourg) (STP)                                                                       2,626,500
             1,180,000  Nextel Communications, Inc. sr. notes 12s, 2008                                            1,280,300
             5,530,000  Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                         5,087,600
               770,000  Nextel Partners, Inc. 144A sr. notes 11s, 2010                                               746,900
               645,000  Price Communications Wireless, Inc. 144A sr. notes
                          9 1/8s, 2006                                                                               638,550
             1,130,000  Telecorp PCS Inc. company guaranty stepped-coupon
                          zero % (11 5/8s, 4/15/04), 2009 (STP)                                                      694,950
             1,130,000  US Unwired, Inc. sr. disc. notes stepped-coupon zero %
                          (13 3/8s, 11/1/04), 2009 (STP)                                                             604,550
                                                                                                            ----------------
                                                                                                                  17,688,434

Chemicals (1.9%)
----------------------------------------------------------------------------------------------------------------------------
             1,430,000  Geo Specialty Chemicals, Inc. sr. sub. notes
                          10 1/8s, 2008                                                                            1,158,300
               760,000  Georgia Gulf Corp. 144A sr. sub. notes 10 3/8s, 2007                                         765,700
               600,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                              546,000
               345,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                              315,675
             2,370,000  Huntsman ICI Chemicals, Inc. company guaranty
                          10 1/8s, 2009                                                                            2,269,275
             1,000,000  ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                            985,000
               390,000  Lyondell Petrochemical Co. sr. sub. notes
                          10 7/8s, 2009                                                                              365,625
             1,520,000  Lyondell Petrochemical Co. sec. notes Ser. B,
                          9 7/8s, 2007                                                                             1,447,800
             1,740,000  Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                      1,657,350
             2,000,000  PCI Chemicals & Pharmaceuticals company guaranty
                          9 1/4s, 2007 (India)                                                                     1,635,000
               466,000  Pioneer Americas Acquisition 144A sr. notes
                          9 1/4s, 2007                                                                               387,945
               336,083  Polytama International notes 11 1/4s, 2007 (Indonesia)                                        50,413
               810,000  Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                                  688,500
               185,000  Sterling Chemicals Holdings sr. disc. notes stepped-
                          coupon zero % (13 1/2s, 8/15/01), 2008 (STP)                                                60,588
               470,000  Sterling Chemicals, Inc. company guaranty Ser. B,
                          12 3/8s, 2006                                                                              481,750
               200,000  Sterling Chemicals, Inc. sr. sub. notes 11 3/4s, 2006                                        170,000
               100,000  Sterling Chemicals, Inc. sr. sub. notes Ser. A, 11 1/4s, 2007                                 81,000
               830,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                                639,100
                                                                                                            ----------------
                                                                                                                  13,705,021

Computer Services and Software (0.9%)
----------------------------------------------------------------------------------------------------------------------------
                85,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                              91,588
               490,000  Cybernet Internet Services Intl., Inc. 144A sr. notes
                          14s, 2009                                                                                  382,200
               210,000  Exodus Communications, Inc. 144A sr. notes
                          11 1/4s, 2008                                                                              210,000
               920,000  Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                          906,200
               790,000  Globix Corp. 144A sr. notes 12 1/2s, 2010                                                    718,900
               278,200  Interact Operating Co. notes 14s, 2003                                                        83,460
               240,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                         238,800
             1,040,000  PSINet, Inc. sr. notes 11s, 2009                                                           1,008,800
             1,245,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                       1,340,443
             1,400,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                        1,316,000
               360,000  Verio, Inc. sr. notes 11 1/4s, 2008                                                          356,400
                                                                                                            ----------------
                                                                                                                   6,652,791

Conglomerates (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             1,000,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                    770,000
             1,075,000  Cathay International Ltd. 144A sr. notes 13s,
                          2008 (China)                                                                               537,500
                                                                                                            ----------------
                                                                                                                   1,307,500

Consumer Durable Goods (0.4%)
----------------------------------------------------------------------------------------------------------------------------
               990,000  Albecca, Inc. company guaranty 10 3/4s, 2008                                                 782,100
               190,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                 134,900
               810,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                 684,450
             1,000,000  Sealy Mattress Co. company guaranty stepped-coupon
                          Ser. B, zero % (10 7/8s, 12/15/02), 2007 (STP)                                             707,500
               410,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                       399,750
                                                                                                            ----------------
                                                                                                                   2,708,700

Consumer Services (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             1,330,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                             1,263,500

Cosmetics (0.2%)
----------------------------------------------------------------------------------------------------------------------------
               180,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                      171,900
               320,000  French Fragrances, Inc. company guaranty Ser. D,
                          10 3/8s, 2007                                                                              302,400
               380,000  Revlon Consumer Products sr. notes 9s, 2006                                                  269,800
               110,000  Revlon Consumer Products sr. sub. notes
                          8 5/8s, 2008                                                                                47,850
             1,390,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                              973,000
                                                                                                            ----------------
                                                                                                                   1,764,950

Electric Utilities (2.1%)
----------------------------------------------------------------------------------------------------------------------------
               800,000  AES China Generating Co. sr. notes 10 1/8s,
                          2006 (China)                                                                               536,000
             1,050,000  Applied Power, Inc. sr. sub. notes 8 3/4s, 2009                                            1,076,250
             1,500,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                       1,493,520
               700,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                         658,255
             1,960,000  CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                            1,803,200
             1,000,000  Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                        1,178,520
             5,540,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                        6,007,244
               869,216  Northeast Utilities System notes Ser. A, 8.58s, 2006                                         872,649
               246,400  Northeast Utilities System notes Ser. B, 8.38s, 2005                                         245,493
             1,290,000  Panda Global Energy Co. company guaranty 12 1/2s,
                          2004 (China)                                                                               451,500
             1,130,000  York Power Funding 144A notes 12s, 2007
                          (Cayman Islands)                                                                         1,107,400
                                                                                                            ----------------
                                                                                                                  15,430,031

Electronics and Electrical Equipment (0.8%)
----------------------------------------------------------------------------------------------------------------------------
               905,000  Celestica International Ltd. 144A sr. sub. notes
                          10 1/2s, 2006 (Canada)                                                                     932,150
               540,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                            537,300
               675,000  Flextronics International Ltd. sr. sub. notes Ser. B,
                          8 3/4s, 2007                                                                               634,500
               120,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                           68,400
               680,000  Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                           642,600
             1,160,000  Metromedia Fiber Network, Inc. sr. notes Ser. B,
                          10s, 2008                                                                                1,096,200
               600,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                  604,500
             1,400,000  Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                            1,190,000
               180,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                  153,000
                                                                                                            ----------------
                                                                                                                   5,858,650

Entertainment (0.7%)
----------------------------------------------------------------------------------------------------------------------------
               630,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                          321,300
             1,100,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                          561,000
             1,600,000  Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                    1,072,000
             2,775,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                 2,580,750
               315,000  Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008                                              140,175
               730,000  SFX Entertainment, Inc. 144A company guaranty
                          Ser. B, 9 1/8s, 2008                                                                       730,000
               800,000  Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005                                            128,000
             1,145,000  United Artists Theatre sr. sub. notes, Ser. B, 9 3/4s, 2008                                   45,800
               586,000  United Artists Theatre 144A notes FRN 10.415s, 2007                                           23,440
                                                                                                            ----------------
                                                                                                                   5,602,465

Environmental Control (0.8%)
----------------------------------------------------------------------------------------------------------------------------
             3,230,000  Allied Waste Industries, Inc. company guaranty
                          Ser. B, 10s, 2009                                                                        2,422,500
               740,000  Allied Waste Industries, Inc. bank term loan FRN
                          8 7/8s, 2006                                                                               724,149
               900,000  Allied Waste Industries, Inc. bank term loan FRN
                          8.311s, 2007                                                                               886,392
               745,000  Allied Waste Industries, Inc. company guaranty
                          Ser. B, 7 7/8s, 2009                                                                       584,825
               310,000  Waste Management, Inc. company guaranty
                          6 1/2s, 2004                                                                               276,706
             1,300,000  WMX Technologies, Inc. notes 7.7s, 2002                                                    1,240,096
                                                                                                            ----------------
                                                                                                                   6,134,668

Financial Services (0.8%)
----------------------------------------------------------------------------------------------------------------------------
             1,110,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                 663,225
             1,350,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                             1,271,106
             1,060,000  Advanta Corp. med. term notes Ser. D, 6.92s, 2002                                            982,631
               820,000  AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                            615,000
               240,000  AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                         180,000
               505,000  Cellco Finance Corp. NV sr. sub. notes 15s, 2005
                          (Netherlands)                                                                              550,450
               120,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                   10,800
             1,340,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                  120,600
             1,320,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                  118,800
               750,000  Imperial Credit Capital Trust I 144A company
                          guaranty 10 1/4s, 2002                                                                     577,500
               125,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                       91,563
               500,000  Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                      355,000
               820,000  Resource America, Inc. 144A sr. notes 12s, 2004                                              639,600
                                                                                                            ----------------
                                                                                                                   6,176,275

Food and Beverages (0.7%)
----------------------------------------------------------------------------------------------------------------------------
               665,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                       266,000
               920,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                 368,000
             1,490,000  Doane Pet Care Co. sr. sub. notes 9 3/4s, 2007                                             1,370,800
               400,000  Eagle Family Foods company guaranty Ser. B,
                          8 3/4s, 2008                                                                               300,000
               990,000  RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                         653,400
             1,560,000  Triarc Consumer Products, Inc. company guaranty
                          10 1/4s, 2009 (STP)                                                                      1,505,400
             1,015,000  Vlasic Foods Intl. Inc. sr. sub notes Ser. B, 10 1/4s, 2009                                  649,600
                                                                                                            ----------------
                                                                                                                   5,113,200

Gaming (2.0%)
----------------------------------------------------------------------------------------------------------------------------
               820,000  Argosy Gaming Co. company guaranty 10 3/4s, 2009                                             836,400
             1,240,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                              1,140,800
               720,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                          12 1/4s, 2004 (In default) (NON)                                                           403,200
               110,000  Hard Rock Hotel, Inc. sr. sub. notes Ser. B,
                          9 1/4s, 2005                                                                                92,400
               270,000  Harrahs Entertainment, Inc. company guaranty
                          7 1/2s, 2009                                                                               258,641
             2,070,000  Hollywood Casino Corp. company guaranty
                          11 1/4s, 2007                                                                            2,101,050
               510,000  Hollywood Park, Inc. company guaranty Ser. B,
                          9 1/4s, 2007                                                                               502,350
               660,000  Horseshoe Gaming Holdings company guaranty
                          8 5/8s, 2009                                                                               600,600
             1,710,000  International Game Technology sr. notes 7 7/8s, 2004                                       1,590,300
               150,000  Isle of Capri Black Hawk LLC 144A 1st mortgage
                          Ser. B, 13s, 2004                                                                          163,500
             1,330,000  ITT Corp. notes 6 3/4s, 2005                                                               1,191,215
               560,000  Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                     525,000
               680,000  Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                          630,700
               500,000  Park Place Entertainment 144A sr. sub. notes
                          9 3/8s, 2007                                                                               492,500
               300,000  Park Place Entertainment sr. notes 8 1/2s, 2006                                              294,372
             1,900,000  Trump Atlantic City 1st mtge. 11 1/4s, 2006                                                1,273,000
             2,430,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                         2,454,300
               660,000  Venetian Casino company guaranty 12 1/4s, 2004                                               613,800
                                                                                                            ----------------
                                                                                                                  15,164,128

Health Care (1.7%)
----------------------------------------------------------------------------------------------------------------------------
               330,000  Bio-Rad Labs Corp. 144A sr. sub. notes 11 5/8s, 2007                                         332,063
             1,500,000  Columbia/HCA Healthcare Corp. med. term notes
                          8.85s, 2007                                                                              1,451,250
               260,000  Columbia/HCA Healthcare Corp. notes
                          7 1/4s, 2008                                                                               230,750
               230,000  Columbia/HCA Healthcare Corp. notes 7s, 2007                                                 202,400
             2,310,000  Conmed Corp. company guaranty 9s, 2008                                                     2,102,100
             1,140,000  Extendicare Health Services, Inc. company guaranty
                          9.35s, 2007                                                                                615,600
               660,000  Hudson Respiratory Care, Inc. sr. sub. notes
                          9 1/8s, 2008                                                                               513,975
             1,000,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                          9 1/2s, 2007 (In default) (NON)                                                             20,000
               380,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                          9 1/4s, 2008 (In default) (NON)                                                              7,600
             1,390,000  Lifepoint Hospital Holdings company guaranty
                          Ser. B, 10 3/4s, 2009                                                                    1,376,100
               865,465  Magellan Health bank term loan FRN 8s, 2005                                                  830,846
               310,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                          stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                          2007 (In default) (STP) (NON)                                                                1,550
             1,480,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                          Ser. B, 9 1/2s, 2007 (In default) (NON)                                                      7,400
             1,130,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                              1,084,800
             1,590,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  63,600
               695,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                               312,750
               500,000  Sun Healthcare Group, Inc. 144A sr. sub. notes
                          9 3/8s, 2008 (In default) (NON)                                                             10,000
             1,005,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B,
                          9 1/2s, 2007 (In default) (NON)                                                             20,100
               370,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                           348,725
               230,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                                222,525
               500,000  Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                        455,000
             1,370,000  Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                      1,239,850
             1,270,000  Triad Hospitals Holdings company guaranty
                          Ser. B, 11s, 2009                                                                        1,263,650
                                                                                                            ----------------
                                                                                                                  12,712,634

Lodging (1.0%)
----------------------------------------------------------------------------------------------------------------------------
               530,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                          371,000
               220,000  HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                           190,300
             1,665,000  HMH Properties, Inc. company guaranty Ser. B,
                          7 7/8s, 2008                                                                             1,390,275
             3,000,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                  2,970,000
               550,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                              523,875
             1,000,000  Starwood Hotels & Resorts Worldwide, Inc.
                          bank term loan FRN 8.763s, 2003                                                          1,005,000
               150,000  Starwood Hotels & Resorts notes 6 3/4s, 2003                                                 139,925
               360,000  Sun International Hotels Ltd. company guaranty
                          9s, 2007                                                                                   324,000
               410,000  Sun International Hotels Ltd. sr. sub. notes 8 5/8s, 2007                                    360,800
                                                                                                            ----------------
                                                                                                                   7,275,175

Manufacturing (0.3%)
----------------------------------------------------------------------------------------------------------------------------
             1,020,000  Blount, Inc. company guaranty 13s, 2009                                                    1,055,700
             1,219,436  Blount, Inc. bank term loan FRN 9.315s, 2006                                               1,227,058
                                                                                                            ----------------
                                                                                                                   2,282,758

Medical Supplies and Devices (0.2%)
----------------------------------------------------------------------------------------------------------------------------
               340,000  ALARIS Medical Systems, Inc. company guaranty
                          9 3/4s, 2006                                                                               283,050
               550,000  Dade International, Inc. sr. sub. notes Ser. B,
                          11 1/8s, 2006                                                                              530,750
               140,000  Kinetic Concepts, Inc. company guaranty Ser. B,
                          9 5/8s, 2007                                                                                98,700
               500,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                           373,750
               560,000  Mediq, Inc. deb. stepped-coupon zero %
                          (13s, 6/1/03), 2009 (STP)                                                                   28,000
               760,000  Mediq, Inc. company guaranty 11s, 2008                                                        76,000
                                                                                                            ----------------
                                                                                                                   1,390,250

Metals and Mining (0.4%)
----------------------------------------------------------------------------------------------------------------------------
               160,000  Anker Coal Group, Inc. company guaranty Ser. B,
                          14 1/4s, 2007 (PIK)                                                                         72,000
             1,440,000  Better Minerals & Aggregates Co. 144A sr. sub. notes
                          13s, 2009                                                                                1,429,200
               210,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                          52,500
               775,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes
                          12 3/4s, 2003                                                                              716,875
             1,030,000  Lodestar Holdings, Inc. company guaranty
                          11 1/2s, 2005                                                                              195,700
               470,000  Neenah Corp. company guaranty Ser. F,
                          11 1/8s, 2007                                                                              404,200
                                                                                                            ----------------
                                                                                                                   2,870,475

Oil and Gas (1.7%)
----------------------------------------------------------------------------------------------------------------------------
             1,350,000  Belco Oil & Gas Co. company guaranty Ser. B,
                          10 1/2s, 2006                                                                            1,380,375
                75,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                   44,625
             1,000,000  Cliffs Drilling Co. company guaranty Ser. D,
                          10 1/4s, 2003                                                                            1,005,000
               440,000  Giant Industries Corp. company guaranty 9s, 2007                                             391,600
               220,000  Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s,
                          2005 (Canada)                                                                              220,550
               220,000  Gulf Canada Resources, Ltd. sr. sub. deb. 9 1/4s,
                          2004 (Canada)                                                                              222,235
               230,000  Gulf Canada Resources, Ltd. sr. notes 8.35s,
                          2006 (Canada)                                                                              223,675
               320,000  HS Resources, Inc. company guaranty 9 1/4s, 2006                                             307,200
               270,000  Leviathan Gas Corp. company guaranty Ser. B,
                          10 3/8s, 2009                                                                              275,400
             1,060,000  Ocean Energy, Inc. company guaranty Ser. B,
                          8 7/8s, 2007                                                                             1,014,950
             1,130,000  Ocean Energy, Inc. company guaranty Ser. B,
                          8 3/8s, 2008                                                                             1,056,550
               300,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 3/4s, 2007                                       277,500
               400,000  RAM Energy, Inc. sr. notes 11 1/2s, 2008                                                     201,000
             1,500,000  RBF Finance Co. company guaranty 11 3/8s, 2009                                             1,593,750
             1,710,000  RBF Finance Co. company guaranty 11s, 2006                                                 1,765,575
               360,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                         100,800
               420,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                 414,750
               230,000  Stone Energy Corp. company guaranty 8 3/4s, 2007                                             213,900
             1,050,000  Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                              1,057,875
               500,000  Vintage Petroleum sr. sub. notes 9s, 2005                                                    488,750
               500,000  XCL Ltd. 144A company guaranty 13 1/2s, 2004
                          (In default) (NON)                                                                         100,000
                                                                                                            ----------------
                                                                                                                  12,356,060

Packaging and Containers (1.4%)
----------------------------------------------------------------------------------------------------------------------------
             1,400,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                           1,078,000
               480,000  Ball Corp. company guaranty 7 3/4s, 2006                                                     453,600
               490,000  Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                          411,600
               420,000  Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                       388,500
               160,000  Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                       146,400
               127,779  Jefferson Smurfit bank term loan FRN 8.65s, 2006                                             127,140
               215,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                       201,025
               965,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                            907,100
               370,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                    353,306
               700,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                   648,823
             1,110,000  Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                 1,036,396
             1,080,000  Packaging Corp. company guaranty 9 5/8s, 2009                                              1,063,800
               637,521  Packaging Corp. bank term loan FRN 5 1/2s, 2007                                              638,318
             2,680,000  Riverwood International Corp. company guaranty
                          10 7/8s, 2008                                                                            2,572,800
                                                                                                            ----------------
                                                                                                                  10,026,808

Paper and Forest Products (1.2%)
----------------------------------------------------------------------------------------------------------------------------
               200,000  APP Global Finance III sec. notes 10.345s, 2002
                          (Cayman Islands)                                                                           157,000
               575,000  Doman Industries, Ltd. 144A 8 3/4s, 2004                                                     488,750
               780,000  Impac Group Inc. company guaranty Ser. B, 10 1/8s, 2008                                      639,600
             1,295,000  Indah Kiat Financial Mauritius Ltd. company guaranty
                          10s, 2007 (Indonesia)                                                                      906,500
             1,690,000  Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                         1,651,975
             1,620,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                          10 3/4s, 2007 (Indonesia)                                                                1,117,800
             1,745,000  PT Pabrik Kertas Tjiwi Kimia company guaranty
                          10s, 2004 (Indonesia)                                                                    1,265,125
             2,183,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                       1,986,530
               850,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                             756,500
                                                                                                            ----------------
                                                                                                                   8,969,780

Pharmaceuticals (0.2%)
----------------------------------------------------------------------------------------------------------------------------
               650,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                        617,500
             1,000,000  ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                        925,000
                                                                                                            ----------------
                                                                                                                   1,542,500

Publishing (0.8%)
----------------------------------------------------------------------------------------------------------------------------
               375,000  Affinity Group Holdings sr. notes 11s, 2007                                                  326,250
             1,545,000  American Media Operation, Inc. sr. sub. notes
                          10 1/4s, 2009                                                                            1,529,550
               570,000  Big Flower Holdings bank term loan FRN
                          9.004s, 2010                                                                               570,000
               750,000  Garden State Newspapers, Inc. sr. sub. notes
                          Ser. B, 8 3/4s, 2009                                                                       652,500
             1,450,000  Garden State Newspapers sr. sub. notes 8 5/8s, 2011                                        1,232,500
             1,390,000  Perry-Judd company guaranty 10 5/8s, 2007                                                  1,146,750
                82,852  Von Hoffman Press, Inc. 144A sr. sub. notes
                           1/2s, 2009                                                                                 75,395
               100,000  Von Hoffman Press, Inc. 144A sr. sub. notes
                          10 3/8s, 2007                                                                               93,500
                                                                                                            ----------------
                                                                                                                   5,626,445

Railroads (0.1%)
----------------------------------------------------------------------------------------------------------------------------
               780,000  TFM S.A. de C.V. company guaranty 10 1/4s,
                          2007 (Mexico)                                                                              741,000

Restaurants (0.1%)
----------------------------------------------------------------------------------------------------------------------------
               540,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                          297,000
               500,000  Sbarro, Inc. 144A sr. notes 11s, 2009                                                        495,000
                                                                                                            ----------------
                                                                                                                     792,000

Retail (0.8%)
----------------------------------------------------------------------------------------------------------------------------
             1,080,000  Amazon.com, Inc. sr. disc. notes stepped-coupon
                          zero % (10s,05/01/03), 2008 (STP)                                                          645,300
               710,000  Home Interiors & Gifts, Inc. company guaranty
                          10 1/8s, 2008                                                                              568,000
             1,730,000  K mart Corp. notes 8 3/8s, 2004                                                            1,700,261
               315,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                   173,250
               600,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                   567,000
               440,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                   376,200
             1,745,000  North Atlantic Trading Co. company guaranty
                          Ser. B, 11s, 2004                                                                        1,570,500
               260,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                    247,650
                                                                                                            ----------------
                                                                                                                   5,848,161

Satellite Services (0.9%)
----------------------------------------------------------------------------------------------------------------------------
             3,090,000  Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                  2,981,850
               890,000  Golden Sky Systems company guaranty Ser. B,
                          12 3/8s, 2006                                                                              979,000
             2,060,000  Pegasus Communications Corp. sr. notes Ser. B,
                          9 3/4s, 2006                                                                             1,977,600
                90,000  Pegasus Media & Communications notes Ser. B,
                          12 1/2s, 2005                                                                               96,300
               390,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes
                          10 1/8s, 2004 (Mexico)                                                                     327,600
                                                                                                            ----------------
                                                                                                                   6,362,350

Semiconductors (0.3%)
----------------------------------------------------------------------------------------------------------------------------
               270,000  ChipPac Intl. Ltd. 144A company guaranty
                          12 3/4s, 2009                                                                              284,175
             1,375,000  Fairchild Semiconductor Corp. sr. sub. notes
                          10 1/8s, 2007                                                                            1,333,750
               190,000  Loral Space & Communication, Ltd. sr. notes
                          9 1/2s, 2006                                                                               128,250
               660,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                            587,400
                                                                                                            ----------------
                                                                                                                   2,333,575

Shipping (0.1%)
----------------------------------------------------------------------------------------------------------------------------
               145,000  International Shipholding Corp. sr. notes 9s, 2003                                           142,825
               240,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                       208,800
               840,000  Pegasus Shipping 144A units company guaranty
                          stepped-coupon zero % (14 1/2s, 6/20/03), 2008
                          (Bermuda) (STP)                                                                             63,000
               230,000  Transportacion Maritima Mexicana S.A. de C.V.
                          sr. notes 10s, 2006 (Mexico)                                                               193,200
               550,000  Transportacion Maritima Mexicana S.A. de C.V. notes
                          9 1/4s, 2003 (Mexico)                                                                      478,500
                                                                                                            ----------------
                                                                                                                   1,086,325

Steel (1.2%)
----------------------------------------------------------------------------------------------------------------------------
               860,000  AK Steel Corp. company guaranty 7 7/8s, 2009                                                 778,300
             1,000,000  Armco, Inc. sr. notes 9s, 2007                                                               972,500
               850,000  California Steel Industries sr. notes Ser. B, 8 1/2s, 2009                                   782,000
             1,710,000  LTV Corp. sr. notes 11 3/4s, 2009                                                          1,658,700
             1,610,000  National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                        1,569,750
             1,000,000  UCAR Global bank term loan FRN 8.626s, 2008                                                1,001,250
               870,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                    887,400
               780,000  Wheeling -Pittsburgh Steel Corp. sr. notes
                          9 1/4s, 2007                                                                               698,100
               490,000  WHX Corp. sr. notes 10 1/2s, 2005                                                            445,900
                                                                                                            ----------------
                                                                                                                   8,793,900

Supermarkets (0.2%)
----------------------------------------------------------------------------------------------------------------------------
               200,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                    164,000
             1,437,000  Southland Corp. deb. Ser. B, 4s, 2004                                                      1,113,675
                                                                                                            ----------------
                                                                                                                   1,277,675

Telecommunications (5.7%)
----------------------------------------------------------------------------------------------------------------------------
               510,000  Alaska Communications Systems Corp. company
                          guaranty 9 3/8s, 2009                                                                      459,000
               140,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                             153,300
               875,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                          (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                   498,750
               480,000  Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                          (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                    364,800
               460,000  Birch Telecommunications, Inc. sr. notes 14s, 2008                                           460,000
               485,000  CapRock Communications Corp. sr. notes
                          11 1/2s, 2009                                                                              470,450
               750,000  Carrier1 Intl. S.A. 144A sr. notes Ser. B, 13 1/4s,
                          2009 (Sweden)                                                                              761,250
               780,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero % (12s, 12/15/01), 2006
                          (United Kingdom) (STP)                                                                     680,550
               805,000  Covad Communications Group, Inc. sr. disc. notes stepped-
                          coupon Ser. B, zero % (13 1/2s, 03/15/03), 2008 (STP)                                      466,900
             1,100,000  Covad Communications Group Inc. sr. notes
                          12 1/2s, 2009                                                                            1,012,000
                90,000  Covad Communications Group 144A sr. notes
                          12s, 2010                                                                                   79,200
             1,500,000  Econophone, Inc. company guaranty 13 1/2s, 2007                                            1,530,000
               535,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                          (United Kingdom)                                                                           494,875
             1,740,000  Firstworld Communication Corp. sr. disc. notes
                          stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                            843,900
             1,170,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                            1,012,050
             1,555,000  Focal Communications Corp. sr. disc. notes, stepped-
                          coupon Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                    1,010,750
               850,000  Focal Communications Corp. 144A sr. notes
                          11 7/8s, 2010                                                                              845,750
             1,360,000  Global Crossing Holdings Ltd. company guaranty
                          9 5/8s, 2008                                                                             1,312,400
               800,000  Global Crossing Holdings Ltd. 144A sr. notes
                          9 1/2s, 2009                                                                               768,000
               490,000  Global Crossing Holdings Ltd. 144A sr. notes
                          9 1/8s, 2006                                                                               467,950
               410,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                                291,100
               154,000  GST Telecommunications, Inc. sr. disc. notes stepped-
                          coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                                 70,070
               410,000  Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                          12 1/4s, 2004                                                                              422,300
               860,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                          (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                    804,100
             2,270,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                          (9 7/8s, 5/1/03), 2008 (STP)                                                             1,225,800
             1,150,000  Insight Midwest 144A sr. notes 9 3/4s, 2009                                                1,144,250
               710,000  Intira Corp. bonds 13s, 2010                                                                 379,850
             2,240,000  IPC Information Systems, Inc. sr. disc. notes
                          10 7/8s, 2008 (STP)                                                                      1,948,800
             1,110,000  KMC Telecom Holdings, Inc. sr. notes 13 1/2s, 2009                                         1,065,600
             2,445,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-
                          coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                             1,283,625
             1,310,000  Level 3 Communication, Inc. 144A sr. notes
                          11 1/4s, 2010                                                                            1,244,500
               270,000  Level 3 Communication, Inc. 144A sr. notes 11s, 2008                                         257,850
             1,190,000  Logix Communications Enterprises sr. notes
                          12 1/4s, 2008                                                                              559,300
             1,510,000  Madison River Capital 144A sr. notes 13 1/4s, 2010                                         1,434,500
               470,000  MGC Communications, Inc. 144A sr. notes 13s, 2010                                            459,425
             1,270,000  Microcell Telecommunications sr. disc. notes stepped-
                          coupon Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                1,123,950
               765,000  Netia Holdings B.V. 144A company guaranty stepped-
                          coupon zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                      539,325
               100,000  Netia Holdings B.V. 144A company guaranty
                          10 1/4s, 2007 (Poland)                                                                      84,500
               180,000  Nextlink Communications, Inc. 144A sr. disc. notes stepped-
                          coupon zero % (12 1/8s, 12/1/04), 2009 (STP)                                                97,200
               420,000  Nextlink Communications, Inc. 144A sr. notes
                          10 1/2s, 2009                                                                              401,100
             1,220,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                      1,220,000
             1,820,000  NorthPoint Communications Group, Inc. 144A notes
                          12 7/8s, 2010                                                                            1,619,800
               600,000  NTL Communications Corp. sr. notes Ser. B,
                          11 1/2s, 2008                                                                              609,000
             1,120,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                        739,200
               970,000  Primus Telecommunications Group, Inc. sr. notes
                          Ser. B, 9 7/8s, 2008                                                                       863,300
               670,000  Qwest Communications International, Inc. sr. disc. notes
                          stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                                          537,327
               520,000  Qwest Communications International, Inc. sr. notes
                          Ser. B, 7 1/4s, 2008                                                                       509,834
               530,000  Rhythms Netconnections, Inc. 144A sr. notes
                          14s, 2010                                                                                  461,100
               270,000  Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                          zero % (11 1/4s, 4/15/04), 2009 (STP)                                                      147,150
               860,000  Startec Global Communications Corp. sr. notes
                          12s, 2008                                                                                  718,100
             1,645,000  Telecommunications Techniques, Inc. company guaranty
                          9 3/4s, 2008                                                                             1,501,063
               410,000  Telehub Communications Corp. company guaranty
                          stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                        20,500
               330,000  Teligent, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                          (11 1/2s, 3/1/03), 2008 (STP)                                                              174,900
               275,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                       247,500
               800,000  Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                             784,000
               180,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008
                          (Netherlands)                                                                              184,500
               510,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008
                          (Netherlands)                                                                              522,750
             1,020,000  Williams Communications Group, Inc. sr. notes
                          10 7/8s, 2009                                                                            1,004,700
               680,000  WinStar Communications, Inc. sr. sub. notes 11s, 2008                                        838,100
               170,000  World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                           147,900
               790,000  Worldwide Fiber, Inc. sr. notes 12s, 2009 (Canada)                                           742,600
                                                                                                            ----------------
                                                                                                                  42,122,344

Telephone Services (1.7%)
----------------------------------------------------------------------------------------------------------------------------
             2,220,000  Alamosa PCS Holdings, Inc. company guaranty
                          stepped-coupon zero % (12 7/8s, 2/15/05),
                          2010 (STP)                                                                               1,087,800
             1,210,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                  1,067,825
               220,000  Call-Net Enterprises, Inc. sr. notes 9 3/8s, 2009                                            167,200
             1,630,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                          zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                               782,400
               400,000  Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                       295,000
             1,220,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                          zero % (11 7/8s, 10/15/02), 2007 (STP)                                                     780,800
             1,580,000  McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                     1,516,800
               280,000  Onepoint Communications, Inc. company guaranty
                          Ser. B, 14 1/2s, 2008                                                                      182,000
               710,000  RSL Communications, Ltd. 144A 12 7/8s, 2010                                                  674,500
               770,000  RSL Communications, Ltd. company guaranty
                          12 1/4s, 2006                                                                              762,300
               450,000  RSL Communications, Ltd. 144A 10 1/2s, 2008                                                  384,750
               500,000  RSL Communications, Ltd. company guaranty, stepped-
                          coupon zero % (10 1/8s, 3/1/03), 2008 (STP)                                                270,000
               770,000  RSL Communications, Ltd. company guaranty
                          9 1/8s, 2008                                                                               616,000
               370,000  Transtel S.A. pass-through certificates 12 1/2s, 2007                                        236,800
               460,000  US Xchange LLC sr. notes 15s, 2008                                                           276,000
               270,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                          (12 1/2s, 4/15/03), 2008 (STP)                                                             151,200
               761,000  Viatel, Inc. sr. notes 11 1/2s, 2009                                                         707,730
             2,650,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                       2,358,500
                                                                                                            ----------------
                                                                                                                  12,317,605

Textiles (0.2%)
----------------------------------------------------------------------------------------------------------------------------
               960,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                             345,600
               190,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                        167,200
               580,000  Polymer Group, Inc. company guaranty Ser. B,
                          8 3/4s, 2008                                                                               504,600
               700,000  Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                               567,000
                                                                                                            ----------------
                                                                                                                   1,584,400

Transportation (0.3%)
----------------------------------------------------------------------------------------------------------------------------
               350,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                322,000
             2,000,000  Transportation Tech. bank term loan FRN 9.859s, 2007                                       1,987,500
                                                                                                            ----------------
                                                                                                                   2,309,500

Wireless Communications (0.8%)
----------------------------------------------------------------------------------------------------------------------------
               440,000  Arch Communications Group sr. disc. notes stepped-
                          coupon zero % (10 7/8s, 3/15/01), 2008 (STP)                                               352,000
               670,000  Clearnet Communications, Inc. sr. disc. notes stepped-
                          coupon zero % (14 3/4s, 12/15/00), 2005 (STP)                                              668,325
               585,000  Neuvo Grupo Iusacell S.A. 144A sr. notes 14 1/4s,
                          2006 (Mexico)                                                                              626,681
               620,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                        421,600
               950,000  Pagemart Wireless, Inc. sr. disc. notes stepped-coupon
                          zero % (11 1/4s, 2/1/03), 2008 (STP)                                                       522,500
               255,000  Paging Network Do Brasil sr. notes 13 1/2s,
                          2005 (Brazil)                                                                               33,150
               220,000  VoiceStream Wireless Corp. sr. disc. notes stepped-coupon
                          zero % (11 7/8s, 11/15/04), 2009 (STP)                                                     132,000
             2,890,000  VoiceStream Wireless Corp. 144A sr. notes 10 3/8s, 2009                                    2,875,550
                                                                                                            ----------------
                                                                                                                   5,631,806
                                                                                                            ----------------
                        Total Corporate Bonds and Notes
                          (cost $386,250,380)                                                               $    343,088,434

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (19.7%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE

U.S. Government Agency Mortgage Obligations (6.2%)
----------------------------------------------------------------------------------------------------------------------------
                        Federal Home Loan Mortgage Corporation
$              337,296    7s, February 1, 2012                                                              $        331,077
                74,134    6 1/2s, September 1, 2002                                                                   73,052
            13,983,904    6s, June 1, 2029                                                                        12,734,022
               400,000  Federal National Mortgage Association 7 1/2s,
                          TBA, April 1, 2030                                                                         393,188
                        Federal National Mortgage Association
                          Pass-Through Certificates
                 1,105    8 1/2s, March 1, 2006                                                                        1,124
               974,664    8s, with due dates from July 1, 2028 to
                          November 1, 2029                                                                           977,403
             1,586,309    7s, May 1, 2011                                                                          1,558,041
                12,285    6 1/2s, August 1, 2010                                                                      11,828
               369,247    6s, with due dates from May 15, 2008 to May 1, 2029                                        340,982
               400,000  Government National Mortgage Association 8s,
                          TBA, April 1, 2030                                                                         404,564
                        Government National Mortgage Association
                          Pass-Through Certificates
             6,524,160    8s, with due dates from July 15, 2023 to
                          December 15, 2027                                                                        6,597,668
             5,210,238    7 1/2s, with due dates from January 15, 2023 to
                          May 15, 2024                                                                             5,185,803
            16,005,672    7s, with due dates from April 15, 2023 to
                          June 15, 2028                                                                           15,546,787
             2,010,574    6 1/2s, with due dates from December 15, 2027 to
                          January 15, 2029                                                                         1,902,589
                                                                                                            ----------------
                                                                                                                  46,058,128

U.S. Treasury Obligations (13.5%)
----------------------------------------------------------------------------------------------------------------------------
                        U.S. Treasury Bonds
$            5,725,000    12 3/8s, May 15, 2004 (SEG)                                                              6,927,250
            12,680,000    11 5/8s, November 15, 2004 (SEG)                                                        15,263,550
                        U.S. Treasury Notes
             6,000,000    6 1/2s, February 15, 2010                                                                6,210,000
             5,560,000    6 3/8s, January 31, 2002                                                                 5,544,376
            11,415,000    6s, August 15, 2009                                                                     11,270,486
            32,738,000    5 7/8s, November 15, 2004                                                               32,144,460
            40,000,000  U.S. Treasury Strip zero % August 15, 2009                                                22,290,400
                                                                                                            ----------------
                                                                                                                  99,650,522
                                                                                                            ----------------
                        Total U.S. Government and Agency Obligations
                          (cost $148,394,840)                                                               $    145,708,650

FOREIGN GOVERNMENT BONDS AND NOTES (17.6%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------

USD          6,016,000  Argentina (Republic of) unsub. 11 3/4s, 2009                                        $      5,940,800
AUD          7,575,000  Australia (Government of) Ser. 909,
                          7 1/2s, 2009                                                                             4,957,637
USD          2,905,000  Brazil (Federal Republic of) notes
                          14 1/2s, 2009                                                                            3,162,964
USD         23,035,000  Brazil (Federal Republic of) 11 5/8s, 2004                                                23,180,121
CAD         24,850,000  Canada (Government of) bonds
                          Sr. WH31, 6s, 2008                                                                      17,157,680
CAD         11,575,000  Canada (Government of) bonds
                          5 1/2s, 2009                                                                             7,739,563
DKK        105,890,000  Denmark (Kingdom of) bonds 6s, 2009                                                       14,018,611
DKK         44,955,000  Denmark (Kingdom of) bonds 4s, 2001                                                        5,735,670
EUR         11,045,000  Germany (Federal Republic of) bonds
                          Ser. 132, 4 1/8s, 2004                                                                  10,268,454
USD         12,935,000  Russia (Federation of) unsub. 10s, 2007                                                    9,571,900
USD          2,170,000  Turkey (Republic of) sr. unsub. 12 3/8s, 2009                                              2,321,900
GBP          2,715,000  United Kingdom Treasury bonds 10s, 2003                                                    4,814,370
GBP          2,730,000  United Kingdom Treasury bonds
                          7 1/4s, 2007                                                                             4,775,756
USD         15,295,000  United Mexican States bonds Ser. XW,
                          10 3/8s, 2009                                                                           16,342,708
                                                                                                            ----------------
                        Total Foreign Government Bonds and Notes
                          (cost $128,313,234)                                                               $    129,988,134

COLLATERALIZED MORTGAGE OBLIGATIONS (5.8%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
$            4,100,000  Amresco Commercial Mortgage Funding I Ser. 97-C1,
                          Class F .64s, 2029                                                                $      3,837,984
             1,660,000  Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
                          Class D, 6.977s, 2030                                                                    1,534,463
            54,885,663  Commercial Mortgage Asset Trust Ser. 99-C1,
                          Class X, Interest Only (IO), 0.99s, 2020                                                 3,456,082
               575,000  CS First Boston Mortgage Corp. Ser. 99-C1,
                          Class A2, 7.29s, 2009                                                                      564,039
            31,600,099  Deutsche Mortgage & Asset Receiving Corp.
                          Ser. 98-C1, Class X, IO, 0.86s, 2031                                                     1,663,943
                        Fannie Mae Strip
             1,212,000    Ser. 92-207, Class S, IO, 7.781s, 2022                                                     243,915
             8,228,169    Ser. 266, Class 2, IO, 7.5s, 2024                                                        2,450,452
             5,168,740    Ser. 221, Class 2, IO, 7.5s, 2023                                                        1,557,083
             9,933,657    Ser. 218, Class 2, IO, 7.5s, 2023                                                        2,998,723
             2,155,712    Ser. 250, Class 2, IO, 7s, 2023                                                            659,513
               129,187    Ser. 302, Class 2, IO, 6s, 2029                                                             41,421
             3,762,597    Ser. 304, Class 2, IO, 6s, 2028                                                          1,079,395
                        Freddie Mac
               410,456    Ser. 1717, Class L, 6.5s, 2024                                                             397,277
               607,243    Ser. 2113, Class ZM, 6.5s, 2028                                                            519,193
                        Freddie Mac Strip
             1,714,928    Ser. 180, Principal Only (PO), zero %, 2026                                              1,169,367
             2,524,318    Ser. 202, PO, zero %, 2029                                                               1,542,201
             1,990,000  General Growth Properties-ALA MOANA
                          Ser. 99-C1, Class E, FRB, 8.38s, 2009                                                    1,994,975
               410,000  General Growth Properties-Homart Ser. 99-C1,
                          Class G, 8.63s, 2003                                                                       411,025
                        General Growth Properties-Ivanhoe
               862,000    Ser. 99-C1, Class F, 2004                                                                  864,155
               510,000    Ser. 99-C1, Class G, 2004                                                                  511,275
                        Government National Mortgage Association
             1,462,682    Ser. 00-17, Class SB, 11.6s, 2026                                                        1,416,516
             2,512,952    Ser. 99-25, Class QA, 8.675s, 2026                                                       2,096,744
               230,547    Ser. 99-34, Class S, 6.31s, 2025                                                           184,149
             1,077,232    Ser. 99-40, Class US, 3.715s, 2027                                                         797,152
             7,672,876    Ser. 98-2, Class SA, IO, 2.37s, 2028                                                       462,770
                        Merrill Lynch Mortgage Investors, Inc.
             1,070,000    Ser. 96-C2, Class E, 6.96s, 2028                                                           928,225
             4,330,000    Ser. 98-C2, Class D, 6.796s, 2030                                                        4,026,900
               223,777    Ser. 98-C2, Class A1, 6.22s, 2030                                                          215,316
            22,087,808    Ser. 96-C2, IO, 1.607s, 2028                                                             1,472,860
            17,790,590    Ser. 98-C2, IO, 1.076s, 2030                                                             1,242,562
               995,000  Morgan Stanley Capital I Ser. 98-XL1, Class A3,
                          6.48s, 2030                                                                                930,325
             6,110,241  Mortgage Capital Funding, Inc. Ser. 97-MC2,
                          Class X, IO, 0.817s, 2012                                                                  405,758
               345,453  Prudential Home Mortgage Securities Ser. 93-57,
                          Class A4, 5.9s, 2023                                                                       338,544
               427,031  Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                          412,085
                                                                                                            ----------------
                        Total Collateralized Mortgage Obligations
                          (cost $42,473,999)                                                                $     42,426,387

BRADY BONDS (1.1%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
$            3,500,000  Bulgaria (Government of) deb. Ser. PDI, FRB,
                          6.688s, 2011                                                                      $      2,773,750
             6,476,150  Venezuela (Republic of) deb. Ser. DL, FRB,
                          6.762s, 2007                                                                             5,213,301
                                                                                                            ----------------
                        Total Brady Bonds (cost $8,140,178)                                                 $      7,987,051

PREFERRED STOCKS (2.4%) (a)
NUMBER OF SHARES                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
                 9,073  AmeriKing, Inc. $3.25 pfd. (PIK)                                                    $         99,803
                56,000  California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                       1,302,000
                30,000  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                        1,590,000
                 4,000  Chevy Chase Savings Bank $3.25 pfd.                                                           98,000
                   438  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                           445,939
                14,991  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                         1,622,776
                19,200  Diva Systems Corp. Ser. C, $6.00 pfd.                                                         96,000
                   406  Dobson Communications 13.00% pfd.                                                            430,360
                 1,525  Dobson Communications Corp. 144A 12.25% pfd. (PIK)                                         1,479,250
                   320  First Republic 144A 10.50% pfd.                                                              308,800
                11,765  Fitzgeralds Gaming $3.75 cum. pfd.                                                               118
                 1,520  Fresenius Medical Capital Trust I company guaranty
                          Ser. D, 9.00% pfd. (Germany)                                                             1,440,200
                   790  Fresenius Medical Capital Trust II company guaranty
                          7.875% pfd. (Germany)                                                                      711,000
                 5,200  Global Crossing Holdings 144A $10.50 pfd.                                                    509,600
                 1,598  Granite Broadcasting 144A 12.75% pfd. (PIK)                                                1,406,240
                 1,044  ICG Holdings, Inc., 144A 14.00% pfd. (Canada) (PIK)                                          923,940
                 1,363  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                         1,301,665
                22,147  Nextlink Communications, Inc. 144A $7.00
                          cum. pfd. (PIK)                                                                          1,107,350
                   137  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                         1,404,250
                   920  Rural Cellular Corp. 12.25% pfd. (PIK)                                                       918,160
                   390  WinStar Communications, Inc. 144A 14.25%
                          cum. pfd. (PIK)                                                                            526,500
                                                                                                            ----------------
                        Total Preferred Stocks (cost $18,883,148)                                           $     17,721,951

UNITS (0.6%) (a)
NUMBER OF UNITS                                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------------------
             1,150,000  App China Group Ltd. 144A units 14s, 2010                                           $        971,750
               600,000  Australis Media, Ltd. units stepped-coupon zero %
                          (15 3/4s, 5/15/00), 2003 (In default)
                          (Australia) (STP) (NON)                                                                         60
               270,000  Colo.com 144A units 13 7/8s, 2010                                                            270,000
               670,000  Equinix, Inc. 144A units 13s, 2007                                                           703,500
               830,000  Leap Wireless 144A units 12 1/2s, 2010                                                       830,000
               835,000  Maxcom Telecom 144A units 13 3/4s, 2007                                                      843,350
               500,000  XCL Ltd. units 13 1/2s, 2004 (In default) (NON)                                               50,000
               470,000  XM Satellite Radio Inc, 144A units 14s, 2010                                                 444,150
                                                                                                            ----------------
                        Total Units (cost $5,187,621)                                                       $      4,112,810

ASSET-BACKED SECURITIES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
$              302,371  Contimortgage Home Equity Loan Trust Ser. 97-1,
                          Class M2, 7.67s, 2028                                                             $        151,186
             3,280,000  Green Tree Financial Corp. Ser. 98-2, Class A5,
                          6.24s, 2016                                                                              3,202,100
             1,093,521  Resolution Trust Corp. Ser. 94-1, Class M1,
                          7.14s, 2029                                                                              1,093,521
                                                                                                            ----------------
                        Total Asset-Backed Securities (cost $4,531,336)                                     $      4,446,807

CONVERTIBLE BONDS AND NOTES (0.4%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
$            2,430,000  Cybernet Internet Service 144A cv. sr. disc. notes
                          stepped-coupon zero % (13s, 8/15/04), 2009 (STP)                                  $      1,227,150
             1,130,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                               649,750
               164,000  GST Telecommunications, Inc. 144A cv. sr. disc. notes
                          stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                      127,920
               490,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                 382,813
               675,000  Mahindra & Mahindra Ltd. cv. bonds 12s, 2008
                          (Mexico)                                                                                   654,750
                                                                                                            ----------------
                        Total Convertible Bonds and Notes
                          (cost $3,188,461)                                                                 $      3,042,383

WARRANTS (0.2%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                                DATE                 VALUE
----------------------------------------------------------------------------------------------------------------------------
                     4  Anker Coal Group, Inc. 144A                                             10/28/09    $              1
                   480  Bestel S.A. (Mexico)                                                    5/15/05               52,800
                   460  Birch Telecommunications, Inc. 144A (PIK)                               6/15/08               25,300
                 2,428  Cellnet Data Systems, Inc.                                              10/1/07                    1
                 1,220  Club Regina, Inc. 144A                                                  12/1/04                   12
                 1,500  Comunicacion Cellular 144A (Colombia)                                   11/15/03               4,500
                   490  Cybernet Internet 144A                                                  7/1/09                49,000
                   475  Diva Systems Corp.                                                      5/15/06              190,000
                 7,326  Diva Systems Corp.                                                      3/1/08               175,824
                    10  E. Spire Communications, Inc.                                           11/1/05                  230
                   830  Epic Resorts                                                            6/15/05                    8
                   255  Esat Holdings, Inc. (Ireland)                                           2/1/07                57,375
                   680  Firstworld Communication                                                4/15/08              119,000
                 9,768  ICG Communications                                                      10/15/05             244,200
                   520  Interact Systems, Inc.                                                  8/1/03                     5
                   520  Interact Systems, Inc. 144A                                             12/15/09                   5
                   245  International Wireless Communications
                          Holdings 144A                                                         8/15/01                    1
                11,713  Intira Corp. Class A                                                    2/1/10                     1
                 4,025  Intira Corp. Class B                                                    2/1/10                     1
                   400  Iridium World Com 144A                                                  7/15/05                    1
                 2,085  KMC Telecom Holdings, Inc.                                              4/15/08                7,298
                 1,180  Knology Holdings                                                        10/22/07               3,835
                   930  McCaw International Ltd.                                                4/15/07                4,185
                   560  Mediq Inc. 144A                                                         6/1/09                     6
                   357  Network Plus Corp.                                                      12/31/00             235,615
                   280  Onepoint Communications, Inc.                                           6/1/08                 5,600
                   620  Orbital Imaging Corp. 144A                                              3/1/05                12,400
                 1,840  Pagemart, Inc. 144A                                                     12/31/03              23,000
                   990  Pathnet, Inc. 144A                                                      4/15/08                9,900
                   960  Paxson Communications Corp. 144A                                        6/30/03                2,880
                   860  Startec Global Communications Corp.                                     5/15/08               15,652
                   185  Sterling Chemicals Holdings                                             8/15/08                3,330
                   410  Telehub Communications Corp.                                            7/31/05                  205
                 1,260  UIH Australia/Pacific, Inc. 144A                                        5/15/06               37,800
                   610  Versatel Telecom B.V. 144A (Netherlands)                                5/15/08              366,000
                   100  Wright Medical Technology, Inc. 144A                                    6/30/03                    1
                                                                                                            ----------------
                        Total Warrants (cost $790,647)                                                      $      1,645,972

COMMON STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
                   150  AmeriKing, Inc. (NON)                                                               $          1,500
                 2,955  Axia Holding Inc. 144A (NON) (PIK)                                                            38,415
               149,352  Celcaribe (NON)                                                                               37,338
                12,124  Chesapeake Energy Corp. (NON)                                                                 39,403
                23,404  Fitzgerald Gaming Corp. (NON)                                                                  5,851
                 3,770  IFINT Diversified Holdings 144A                                                                7,540
                 4,530  MGC Communications, Inc. (NON)                                                               323,895
                   175  Mothers Work, Inc. (NON)                                                                       2,100
                   255  Paging Do Brazil Holdings Co., LLC 144A
                          Class B, (Brazil) (NON)                                                                          3
                   327  Premium Holdings (L.P.) 144A (NON)                                                             3,270
                71,533  PSF Holdings LLC Class A (NON)                                                               715,330
                 5,650  Spanish Broadcasting Systems (NON)                                                           101,700
                10,050  Specialty Foods Acquisition Corp. (NON)                                                          101
                 3,172  Viatel, Inc. (NON)                                                                           159,195
                    51  Waste Management, Inc.                                                                         1,033
                                                                                                            ----------------
                        Total Common Stocks (cost $2,906,299)                                               $      1,436,674

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
                   520  Interact Electronic $14.00 cv. pfd                                                  $            520
                 3,800  LTV Corp. (The) 144A $4.13 cv. pfd.                                                          203,539
                    30  Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                        276,000
                 4,460  RSL Communications Ltd. 144A 7.5s cv. pfd. (Bermuda)                                         270,945
                   107  World Access, Inc. Ser. D, zero % cv. pfd.                                                   110,210
                                                                                                            ----------------
                        Total Convertible Preferred Stocks (cost $881,555)                                  $        861,214

SHORT-TERM INVESTMENTS (3.3%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
$              400,000  Salomon Smith Barney for an effective yield of 5.99%,
                          April 19, 2000                                                                    $        398,802
            24,035,000  Interest in $754,202,000 joint repurchase agreement dated March 31, 2000 with Morgan (J.P.) & Co., Inc.
                          due April 3, 2000 with respect to various U.S. Treasury
                          obligations -- maturity value of $24,047,198 for an
                          effective yield of 6.09%                                                                24,035,000
                                                                                                            ----------------
                        Total Short-Term Investments (cost $24,498,514)                                     $     24,433,802
----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $774,440,212) (b)                                           $    726,900,269
----------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $738,797,805.

  (b) The aggregate identified cost on a tax basis is $775,506,130, resulting in gross unrealized appreciation and depreciation of $11,044,130 and $59,649,991, respectively, or net unrealized depreciation of $48,605,861.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at March 31, 2000, which are subject to change based on the terms of the security.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2000:
(as percentage of Market Value)

        Brazil           3.7%
        Canada           5.0
        Germany          1.7
        Mexico           3.0
        Netherlands      2.9
        Russia           1.3
        United Kingdom   1.9
        United States   77.1
        Other            3.4
                     -------
        Total          100.0%
                     =======

---------------------------------------------------------------------------
Forward Currency Contracts to Buy at March 31, 2000 (Unaudited)
(aggregate face value $157,683,344)
                                                                 Unrealized
                             Aggregate Face     Delivery       Appreciation/
               Market Value           Value         Date      (Depreciation)
---------------------------------------------------------------------------
Australian
Dollar          $24,927,221     $25,442,024      6/21/00        $  (514,803)
Swiss Franc       1,782,136       1,857,729      6/21/00            (75,593)
Euro Dollar      79,376,662      83,678,592      6/21/00         (4,301,930)
Japanese Yen     54,990,071      53,796,689      6/21/00          1,193,382
Swedish Krona     1,870,161       1,852,105      6/21/00             18,056
---------------------------------------------------------------------------
                                                                $(3,680,888)

---------------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 2000 (Unaudited)
(aggregate face value $144,978,429)
                                                                 Unrealized
                             Aggregate Face     Delivery       Appreciation/
               Market Value           Value         Date      (Depreciation)
---------------------------------------------------------------------------
British Pounds  $16,975,167     $17,056,171      6/21/00         $   81,004
Canadian Dollar  15,376,868      15,437,473      6/21/00             60,605
Danish Krone     19,237,767      19,396,220      6/21/00            158,453
Euro Dollar      27,597,907      29,073,528      6/21/00          1,475,621
Japanese Yen     65,744,615      64,015,037      6/21/00         (1,729,578)
---------------------------------------------------------------------------
                                                                 $   46,105

---------------------------------------------------------------------------
Futures Contracts Outstanding at March 31, 2000 (Unaudited)
                                                                 Unrealized
                             Aggregate Face   Expiration       Appreciation/
                Total Value           Value         Date      (Depreciation)
---------------------------------------------------------------------------
Euro-bund
(Short)         $25,065,981     $24,549,426       Jun-00          $(516,555)
Eurodollar 3mo
(Long)           47,460,600      47,515,685       Sep-00            (55,085)
Eurodollar 3mo
(Short)          47,279,550      47,294,535       Sep-01             14,985
Gilt (Short)      2,530,705       2,491,284       Jun-00            (39,421)
U.S. Treasury
Note 10yr
(Long)           28,933,047      28,176,836       Jun-00            756,211
U.S. Treasury
Note 10yr
(Short)           6,375,078       6,216,283       Jun-00           (158,795)
U.S. Treasury
Note 5yr
(Short)           9,456,000       9,315,404       Jun-00           (140,596)
---------------------------------------------------------------------------
                                                                  $(139,256)

---------------------------------------------------------------------------
TBA Sale Commitments at March 31, 2000 (Unaudited)
(Proceeds receivable $401,938)
                               Principal      Settlement          Market
Agency                            Amount            Date           Value
---------------------------------------------------------------------------
GNMA, 8s, April 2030            $400,000        04/19/00        $404,564
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
March 31, 2000 (Unaudited)

Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $774,440,212) (Note 1)                                           $726,900,269
----------------------------------------------------------------------------------------------
Cash                                                                                 1,587,680
----------------------------------------------------------------------------------------------
Foreign currency (cost $500,563)                                                       493,191
----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                           15,669,454
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      10,115,955
----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                       3,118,822
----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                       957,993
----------------------------------------------------------------------------------------------
Total assets                                                                       758,843,364

Liabilities
----------------------------------------------------------------------------------------------
Payable for variation margin                                                             9,201
----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                5,284,020
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     5,337,673
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         1,329,670
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              93,705
----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                          49,181
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             2,422
----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                          6,753,605
----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                          661,108
----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $401,938)                         404,564
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                 120,410
----------------------------------------------------------------------------------------------
Total liabilities                                                                   20,045,559
----------------------------------------------------------------------------------------------
Net assets                                                                        $738,797,805

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                   $862,198,016
----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (6,128,534)
----------------------------------------------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions (Note 1)                                             (65,688,242)
----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                       (51,583,435)
----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                        $738,797,805

Computation of net asset value
----------------------------------------------------------------------------------------------
Net asset value per share ($738,797,805 divided by 100,133,127 shares)                   $7.38
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended March 31, 2000 (Unaudited)

Investment income:
----------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $53,770)                                    $33,984,968
----------------------------------------------------------------------------------------------
Dividends                                                                              937,742
----------------------------------------------------------------------------------------------
Total investment income                                                             34,922,710

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     2,699,378
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                         392,978
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       11,541
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         4,924
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 23,185
----------------------------------------------------------------------------------------------
Auditing                                                                                34,870
----------------------------------------------------------------------------------------------
Legal                                                                                   21,964
----------------------------------------------------------------------------------------------
Postage                                                                                 24,297
----------------------------------------------------------------------------------------------
Other                                                                                   50,370
----------------------------------------------------------------------------------------------
Exchange listing fees                                                                  105,912
----------------------------------------------------------------------------------------------
Total expenses                                                                       3,369,419
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (15,617)
----------------------------------------------------------------------------------------------
Net expenses                                                                         3,353,802
----------------------------------------------------------------------------------------------
Net investment income                                                               31,568,908
----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (16,308,819)
----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                        668,249
----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions                                  (2,776,303)
----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                (3,309,638)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments,
futures and TBA sale commitments during the period                                   3,864,052
----------------------------------------------------------------------------------------------
Net loss on investments                                                            (17,862,459)
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $13,706,449
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                                                    Six months ended         Year ended
                                                                            March 31       September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                   $ 31,568,908       $ 58,419,638
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                            (18,416,873)       (22,122,171)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                                           554,414        (26,023,477)
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      13,706,449         10,273,990
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
  From net investment income                                             (32,441,974)       (55,752,154)
-------------------------------------------------------------------------------------------------------
  From return of capital                                                          --        (12,290,601)
-------------------------------------------------------------------------------------------------------
Increase in capital shares transactions from
reinvestment of distributions                                                     --            960,273
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                             (18,735,525)       (56,808,492)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of year                                                        757,533,330        814,341,822
-------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $6,128,534 and
$5,255,468 respectively)                                                $738,797,805       $757,533,330
-------------------------------------------------------------------------------------------------------

Number of fund shares
-------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of year                                  100,133,127        100,014,650
-------------------------------------------------------------------------------------------------------
Shares increased issued in connection with
reinvestment of distributions                                                     --            118,477
-------------------------------------------------------------------------------------------------------
Shares outstanding at end of year                                        100,133,127        100,133,127
-------------------------------------------------------------------------------------------------------

* Unaudited


The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a share outstanding throughout the period)

--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended
Per-share                              March 31
operating performance               (Unaudited)                                Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $7.57          $8.14          $8.79          $8.58          $8.38          $8.13
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .32            .58            .71            .64            .63            .67
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.19)          (.47)          (.67)           .21            .19            .21
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .13            .11            .04            .85            .82            .88
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.32)          (.56)          (.69)          (.64)          (.61)          (.49)
--------------------------------------------------------------------------------------------------------------------------
From return of capital                       --           (.12)            --             --           (.01)          (.14)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.32)          (.68)          (.69)          (.64)          (.62)          (.63)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $7.38          $7.57          $8.14          $8.79          $8.58          $8.38
--------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                            $5.813         $6.438         $7.750         $8.125         $7.500         $7.375
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)                       (5.09)*        (9.09)          3.91          17.54          10.34          10.90
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $738,798       $757,533       $814,342       $337,664       $332,537       $326,735
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .45*           .93            .92           1.04            .99           1.03
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  4.20*          7.39           8.13           7.47           7.44           8.24
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    73.10*        133.72         179.84(c)      220.61         232.90         219.63
--------------------------------------------------------------------------------------------------------------------------
  * Not annualized.

(a) Total return does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam Intermediate Government
   Income Trust.



Notes to financial statements
March 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Master Intermediate Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and is authorized to issue an unlimited number of shares. The fund's investment objective is to seek, with equal emphasis, high current income and relative stability of net asset value, by allocating its investments among the U.S. taxable investment grade sector (formerly the U.S. government sector), high-yield sector and international sector.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities in excess of maturity value is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than .01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1999, the fund had a capital loss carryover of approximately $21,675,000 available to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
      $253,000    September 30, 2002
     7,035,000    September 30, 2003
     2,793,000    September 30, 2004
     1,554,000    September 30, 2005
    10,040,000    September 30, 2007

K) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. Capital gains distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average weekly net assets of the fund. Such fee is based on the following annual rates:
0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 2000, fund expenses were reduced by $15,617 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $999 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $406,596,147 and $424,701,345, respectively. Purchases and sales of U.S. government obligations aggregated $117,311,072 and $131,086,411, respectively.

Note 4
Share Repurchase Program

In November 1994, the Trustees authorized the fund to repurchase up to 1,950,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding.

For the six months ended March 31, 2000, the fund repurchased no shares.

As of March 31, 2000, 570,000 shares have been repurchased since the inception of the program.



Trustees approve investment policy change for Putnam Master Intermediate Income Trust

At their February 4, 2000, meeting, the Trustees of the Putnam Funds approved changes in the investment policies of Putnam Master Intermediate Income Trust and four other funds that also invest in the U.S.
government/investment-grade, high-yield, and international fixed-income sectors of the securities markets.

The changes, proposed by Putnam Management, were made to standardize the ways the three investment sectors are defined and to provide greater clarity and consistency among the funds as to minimum and maximum investments in each sector, and to establish consistent limits on lower-rated securities that may be purchased by both the high-yield and international sectors.

The changes will provide portfolio managers somewhat greater flexibility, enhancing their ability to compete in the multi-sector universe, which has evolved over recent years. However, Putnam Management does not expect that the proposed changes will significantly change the way the funds are managed.

Sector definitions clarified and standardized. To eliminate ambiguity and inconsistency across funds, the following sector definitions were adopted for each of the five funds:

* The U.S. investment-grade sector includes any security issued by an entity domiciled or with its principal operations in the United States and at least investment-grade in quality.

* The high-yield sector includes any security issued by an entity domiciled or with its principal operations in the United States and is below investment-grade in quality.

* The international sector includes any security issued by an entity domiciled or with its principal operations outside the United States. The revised investment policies also delete an expectation that the international sector will primarily be invested in securities of industrialized Western Europe (including the Scandinavian countries), Canada, Japan, Australia, and New Zealand. This change will increase the funds' flexibility to invest in nonindustrialized countries, including emerging markets.

Uniform limit established on lower-rated securities. The new uniform policy for all five funds limits securities below investment grade quality to 70% of fund assets, provided that no more than 5% of assets be invested in securities below CCC in quality. Putnam Master Intermediate Income Trust and two other Putnam closed-end funds had limited securities below investment grade in quality to 65% of fund assets. The increased limit will enhance the competitiveness of the fund.

The change also eliminates a policy of the fund that prohibits it from investing more than 20% of assets in foreign securities rated below investment grade. This restriction could potentially restrict the fund's ability to take advantage of attractive foreign fixed-income markets, including high-yield corporate securities and emerging markets. Moreover, the fund will be subject to an overall 70% restriction on lower-rated securities.

Consistent minimum and maximum investment limits adopted. The required 20% minimum investment in U.S. government securities was lowered to 15%, in light of the minimum investment of 15% in each sector. This more flexible policy is consistent with that of other funds in the Lipper multi-sector universe.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

David Waldman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
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For account balances, economic forecasts, and the latest on Putnam funds, visit
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